UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

 James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
  (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2016

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.
Great Lakes Bond Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Description	Par	Value
CORPORATE BONDS - 44.4%
Consumer Discretionary - 4.8%
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022	$95,000	$99,750
Ameristar Casinos, Inc.
7.500%, 04/15/2021	131,000	137,222
AutoZone, Inc.
3.125%, 07/15/2023	100,000	98,250
Belo Corp.
7.250%, 09/15/2027	95,000	96,900
Brunswick Corp.
7.375%, 09/01/2023	112,000	121,520
Coach, Inc.
4.250%, 04/01/2025	250,000	237,993
Comcast Corp.
4.750%, 03/01/2044	150,000	156,174
ERAC USA Finance LLC
2.350%, 10/15/2019 (a)	150,000	147,991
Greektown Holdings LLC
8.875%, 03/15/2019 (a)	75,000	76,125
Grupo Televisa SAB
5.000%, 05/13/2045	250,000	216,201
Harman International Industries, Inc.
4.150%, 05/15/2025	250,000	240,059
Lamar Media Corp.
5.000%, 05/01/2023	400,000	407,000
Lennar Corp.
4.750%, 05/30/2025	150,000	147,375
LIN Television Corp.
6.375%, 01/15/2021	75,000	78,844
Macy's Retail Holdings, Inc.
2.875%, 02/15/2023	300,000	272,304
MGM Resorts International
6.625%, 12/15/2021	75,000	77,156
Netflix, Inc.
5.375%, 02/01/2021	100,000	105,500
Numericable Group SA
4.875%, 05/15/2019 (a)	75,000	74,531
Pulte Group, Inc.
6.375%, 05/15/2033	200,000	204,000
Quebecor Media, Inc.
5.750%, 01/15/2023	75,000	75,844
Scripps Networks
2.800%, 06/15/2020	300,000	292,960
Service Corp. International
7.500%, 04/01/2027	150,000	174,750
Tenneco, Inc.
5.375%, 12/15/2024	100,000	102,000

Walt Disney Co.
3.150%, 09/17/2025	143,000	144,734
Whirlpool Corp.
2.400%, 03/01/2019	100,000	99,677
		3,884,860
Consumer Staples - 3.3%
Aramark Services, Inc.
5.750%, 03/15/2020	80,000	82,900
Bunge Ltd. Finance Corp.
3.200%, 06/15/2017	150,000	151,523
Cencosud
4.875%, 01/20/2023 (a)	250,000	236,945
Clorox Co.
3.500%, 12/15/2024	350,000	349,981
Cott Beverages, Inc.
5.375%, 07/01/2022	75,000	73,688
CVS Health Corp.
5.125%, 07/20/2045	552,000	583,738
Diageo Capital
4.828%, 07/15/2020	100,000	109,311
Grupo Bimbo SAB de CV
4.875%, 06/27/2044 (a)	200,000	176,278
HJ Heinz Co.
6.375%, 07/15/2028	175,000	199,481
Pepsico, Inc.
2.750%, 04/30/2025	400,000	388,464
Sysco Corp.
2.600%, 06/12/2022	200,000	194,432
TreeHouse Foods, Inc.
4.875%, 03/15/2022	75,000	71,625
Wesfarmers Ltd.
1.874%, 03/20/2018 (a)	100,000	99,313
		2,717,679
Energy - 2.8%
Cameron International Corp.
1.150%, 12/15/2016	235,000	232,716
ConocoPhillips Co.
1.050%, 12/15/2017	125,000	122,769
Kinder Morgan, Inc.
5.300%, 12/01/2034	750,000	592,634
Petroleos Mexicanos
3.500%, 01/30/2023	150,000	131,250
6.375%, 01/23/2045	150,000	127,707
Schlumberger Investment
2.400%, 08/01/2022 (a)	250,000	235,643
Sinopec Group Overseas Development 2015
2.500%, 04/28/2020 (a)	300,000	295,725
Sunoco Logistics Partners Operations LP
5.300%, 04/01/2044	140,000	104,517
Total Capital International
0.750%, 01/25/2016	455,000	455,002
		2,297,963

Financials - 19.2%
Abbey National Treasury Services
4.000%, 04/27/2016	200,000	201,857
ABN AMRO Bank NV
1.375%, 01/22/2016 (a)	265,000	265,219
Affiliated Managers Group
3.500%, 08/01/2025	250,000	238,263
Ally Financial, Inc.
5.125%, 09/30/2024	300,000	308,250
American Campus Communities
4.125%, 07/01/2024	200,000	198,940
American Express Co.
1.550%, 05/22/2018	400,000	397,107
American Tower Corp.
3.400%, 02/15/2019	100,000	102,654
Australia & New Zealand Banking Group
1.250%, 06/13/2017	250,000	249,450
Bank of America Corp.
2.250%, 04/21/2020	400,000	390,742
4.000%, 04/01/2024	295,000	302,228
Bank of Nova Scotia
2.050%, 06/05/2019	250,000	248,339
Bank of Tokyo Mitsubishi
1.650%, 02/26/2018 (a)	100,000	99,140
Berkshire Hathaway Finance Corp.
0.950%, 08/15/2016	200,000	200,130
BioMed Realty LP
3.850%, 04/15/2016	180,000	180,564
Carlyle Holdings II Finance
5.625%, 03/30/2043 (a)	195,000	207,560
Citigroup, Inc.
1.350%, 03/10/2017	200,000	199,318
4.500%, 01/14/2022	350,000	375,368
Commonwealth Bank of Australia
1.625%, 03/12/2018	300,000	299,154
Corporate Office Properties LP
3.700%, 06/15/2021	200,000	193,925
Covidien International Finance
2.950%, 06/15/2023	100,000	98,577
Credit Suisse New York
1.375%, 05/26/2017	300,000	298,644
Daimler Finance North America, LLC
1.250%, 01/11/2016 (a)	150,000	150,007
1.650%, 03/02/2018 (a)	250,000	247,084
Digital Realty Trust LP
3.625%, 10/01/2022	200,000	192,410
EPR Properties
5.750%, 08/15/2022	75,000	78,949
Federal Realty Investment Trust
4.500%, 12/01/2044	300,000	304,341
Fifth Third Bank
1.450%, 02/28/2018	200,000	198,249

Fondo Mivivienda
3.375%, 04/02/2019 (a)	150,000	150,000
Ford Motor Credit
2.500%, 01/15/2016	125,000	125,029
General Electric Capital Corp.
1.600%, 11/20/2017	150,000	151,016
5.875%, 01/14/2038	476,000	583,577
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	200,000	221,393
HCP, Inc.
2.625%, 02/01/2020	225,000	221,744
Huntington National Bank
2.200%, 04/01/2019	250,000	248,340
Icahn Enterprises
3.500%, 03/15/2017	100,000	100,750
ICICI Bank Ltd.
3.500%, 03/18/2020 (a)	200,000	201,920
ING Bank
3.750%, 03/07/2017 (a)	150,000	153,718
Invesco Finance
3.125%, 11/30/2022	250,000	246,688
iStar Financial, Inc.
5.000%, 07/01/2019	80,000	78,000
JPMorgan Chase & Co.
2.250%, 01/23/2020	450,000	442,956
Kimco Realty Corp.
3.125%, 06/01/2023	200,000	193,953
Korea Development Bank
1.000%, 01/22/2016	250,000	249,974
Lender Processing Services, Inc.
5.750%, 04/15/2023	50,000	51,687
Lloyds Bank
2.300%, 11/27/2018	200,000	200,934
Macquarie Bank Ltd
2.400%, 01/21/2020 (a)	250,000	247,901
McGraw Hill Financial, Inc.
4.400%, 02/15/2026	250,000	256,300
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	199,178
Mitsubishi UFJ Trust & Bank
1.600%, 10/16/2017 (a)	250,000	248,426
Morgan Stanley
1.750%, 02/25/2016	125,000	125,149
5.500%, 07/24/2020	200,000	222,749
Nationwide Building Society
3.900%, 07/21/2025 (a)	300,000	309,817
Nationwide Mutual Insurance Co.
4.950%, 04/22/2044 (a)	100,000	96,012
New York Life Global Funding
1.125%, 03/01/2017 (a)	200,000	199,948
2.150%, 06/18/2019 (a)	200,000	199,939
Nippon Life Insurance Co.
5.100%, 10/16/2044 ^ (a)	250,000	262,500

Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (a)	100,000	100,205
PACCAR Financial Corp.
1.150%, 08/16/2016	100,000	100,179
People's United Financial, Inc.
3.650%, 12/06/2022	150,000	147,854
PNC Bank
0.800%, 01/28/2016	200,000	199,998
Post Apartment Homes LP
3.375%, 12/01/2022	175,000	169,865
Principal Financial Group, Inc.
3.125%, 05/15/2023	150,000	147,200
Reliance Standard Life II
2.375%, 05/04/2020 (a)	400,000	391,572
State Street Corp.
2.550%, 08/18/2020	350,000	354,587
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	200,000	196,889
Symetra Financial Corp.
4.250%, 07/15/2024	250,000	252,420
Synchrony Financial
4.250%, 08/15/2024	250,000	247,056
Synovus Financial Corp.
5.125%, 06/15/2017	385,000	395,588
Toyota Motor Credit Corp.
1.250%, 10/05/2017	350,000	349,062
UBS
2.375%, 08/14/2019	250,000	249,836
Wells Fargo & Co.
1.500%, 01/16/2018	200,000	199,207
		15,717,585
Health Care - 3.3%
Actavis Funding Services
4.850%, 06/15/2044	150,000	148,981
Aetna, Inc.
2.750%, 11/15/2022	200,000	194,590
Agilent Technologies, Inc.
3.200%, 10/01/2022	300,000	292,925
Allergan, Inc.
1.350%, 03/15/2018	100,000	98,303
Becton Dickinson
3.875%, 05/15/2024	200,000	202,945
Biogen, Inc.
4.050%, 09/15/2025	250,000	251,624
Catholic Health Initiatives
2.950%, 11/01/2022	100,000	97,627
Centene Corp.
4.750%, 05/15/2022	50,000	48,625
Dignity Health
4.500%, 11/01/2042	150,000	141,650
Eli Lilly & Co.
1.950%, 03/15/2019	150,000	151,360
2.750%, 06/01/2025	350,000	345,968
Health Net, Inc.
6.375%, 06/01/2017	50,000	52,188

Medtronic, Inc.
3.625%, 03/15/2024	150,000	153,800
Tenet Healthcare Corp.
4.750%, 06/01/2020	172,000	173,720
UnitedHealth Group, Inc.
0.765%, 01/17/2017 ^	300,000	300,277
		2,654,583
Industrials - 3.5%
ADT Corp.
4.125%, 06/15/2023	100,000	94,000
Burlington Northern Santa Fe
4.450%, 03/15/2043	200,000	190,897
Canadian National Railway Co.
2.250%, 11/15/2022	150,000	144,060
Case New Holland, Inc.
7.875%, 12/01/2017	150,000	159,375
Caterpillar, Inc.
4.300%, 05/15/2044	150,000	145,207
Eaton Corp.
4.000%, 11/02/2032	150,000	143,388
General Dynamics Corp.
1.000%, 11/15/2017	200,000	199,446
Griffon Corp.
5.250%, 03/01/2022	75,000	71,813
Illinois Tool Works, Inc.
1.950%, 03/01/2019	150,000	150,226
Manitowoc Company, Inc.
8.500%, 11/01/2020	130,000	134,875
Penske Truck Leasing Co. LP
2.875%, 07/17/2018 (a)	150,000	151,036
Rolls-Royce plc
2.375%, 10/14/2020 (a)	300,000	293,530
Roper Industries, Inc.
3.125%, 11/15/2022	150,000	146,033
Stanley Black & Decker, Inc.
3.400%, 12/01/2021	112,000	114,203
2.900%, 11/01/2022	225,000	220,752
US Airways Group, Inc.
6.125%, 06/01/2018	55,000	56,100
Valmont Industries, Inc.
5.000%, 10/01/2044	500,000	437,839
		2,852,780
Information Technology - 2.7%
Alibaba Group Holding
2.500%, 11/28/2019	250,000	244,552
Amkor Technology, Inc.
6.375%, 10/01/2022	125,000	122,031
Arrow Electronics, Inc.
3.000%, 03/01/2018	100,000	99,971
Automatic Data Processing, Inc.
3.375%, 09/15/2025	250,000	255,163
Baidu, Inc.
2.250%, 11/28/2017	250,000	250,341

Dell, Inc.
5.650%, 04/15/2018	75,000	77,531
Fiserv, Inc.
3.500%, 10/01/2022	200,000	199,886
Hewlett Packard Enterprise Co.
2.850%, 10/05/2018 (a)	250,000	250,025
Intel Corp.
1.350%, 12/15/2017	150,000	150,243
Juniper Networks, Inc.
3.300%, 06/15/2020	250,000	249,168
Oracle Corp.
2.250%, 10/08/2019	200,000	202,196
2.500%, 10/15/2022	140,000	136,846
		2,237,953
Materials - 1.5%
Agrium, Inc.
3.150%, 10/01/2022	115,000	110,180
Ashland, Inc.
3.875%, 04/15/2018	95,000	97,256
Codelco
4.500%, 08/13/2023 (a)	150,000	145,897
Constellium NV
5.750%, 05/15/2024 (a)	75,000	51,375
Dow Chemical Co.
3.000%, 11/15/2022	150,000	143,817
Glencore Funding, LLC
2.875%, 04/16/2020 (a)	250,000	195,188
PPG Industries, Inc.
1.900%, 01/15/2016	200,000	200,073
Rentech Nitrogen Finance Corp.
6.500%, 04/15/2021 (a)	75,000	73,125
Sociedad Quimica Y Minera
4.375%, 01/28/2025 (a)	200,000	176,000
SunCoke Energy Partners
7.375%, 02/01/2020 (a)	75,000	46,875
		1,239,786
Telecommunication Services - 1.8%
AT&T, Inc.
2.625%, 12/01/2022	200,000	189,914
4.800%, 06/15/2044	250,000	229,885
Discovery Communications, Inc.
3.450%, 03/15/2025	350,000	317,459
Level 3 Financing, Inc.
5.375%, 08/15/2022	100,000	101,875
SES Global Americas Holdings
2.500%, 03/25/2019 (a)	150,000	148,043
Sprint Nextel Corp.
6.000%, 11/15/2022	100,000	70,750
Telefonica Emisiones
5.134%, 04/27/2020	200,000	218,583

Verizon Communications
6.400%, 09/15/2033	75,000	85,681
3.850%, 11/01/2042	150,000	123,082
		1,485,272
Utilities - 1.5%
American Electric Power Co., Inc.
2.950%, 12/15/2022	250,000	247,319
Colbun
4.500%, 07/10/2024 (a)	200,000	195,754
Electricite de France
2.150%, 01/22/2019 (a)	200,000	199,197
Florida Power Corp.
5.900%, 03/01/2033	112,000	128,727
GDF Suez
2.875%, 10/10/2022 (a)	125,000	121,634
NextEra Energy Capital Holdings, Inc.
2.700%, 09/15/2019	125,000	124,554
Pacific Gas & Electric Co.
3.250%, 06/15/2023	175,000	175,694
		1,192,879
Total Corporate Bonds
(Cost $36,832,412)		36,281,340

MUNICIPAL BONDS - 17.3%
Alaska International Airport Revenue
Series B
5.000%, 10/01/2028 - NATL Insured	125,000	125,395
Broward County, Florida Airport Revenue
Series A
5.000%, 10/01/2026	1,250,000	1,486,400
Cape Girardeau County, Missouri School District 2
4.000%, 04/01/2026 - BAM Insured	500,000	549,535
Chicago, Illinois Board of Education
3.881%, 12/01/2016	145,000	141,111
Series B
5.000%, 12/01/2018 - AMBAC Insured	400,000	401,160
Chicago, Illinois O'Hare International Airport Revenue
5.000%, 01/01/2034	1,000,000	1,111,540
Chicago, Illinois Wastewater Transmission Revenue
5.180%, 01/01/2027	1,000,000	1,025,140
Detroit, Michigan Water Supply System Revenue
Series B
5.500%, 07/01/2035 - BHAC, FGIC Insured	185,000	199,411
Fort Bend County, Texas Municipal Utility District #25
4.000%, 10/01/2025 - BAM Insured	250,000	270,047
Gulfport, Mississippi Memorial Hospital Revenue
Series A
5.750%, 07/01/2031	95,000	95,254
Harris County, Texas Municipal Utility District #165
5.000%, 03/01/2030 - BAM Insured	325,000	378,372
Horatio, Arkansas School District #55
4.750%, 08/01/2024	150,000	148,829
Illinois Sports Facilities Authority
5.000%, 06/15/2022	175,000	198,427

Johnson City, Tennessee Health & Educational Facilities Board Hospital Revenue
Series 2000 B
5.125%, 07/01/2025 - NATL Insured	135,000	135,286
Kankakee, Illinois
4.000%, 01/01/2025	250,000	272,030
Kankakee, Illinois Sewer Revenue
4.000%, 05/01/2027 - AGM Insured	350,000	374,143
Macon & DeWitt Counties Illinois Community United School District #2
4.500%, 10/01/2020 - AGM Insured	545,000	584,305
Maine Housing Authority Mortgage Revenue
Series A1
3.050%, 11/15/2025	250,000	247,263
Marshall, Michigan Public School District
4.000%, 11/01/2027	260,000	288,582
Minnesota Housing Finance Agency
Series C
3.200%, 01/01/2025 - GNMA, FNMA, FHLMC Insured	240,000	248,491
New Haven, Michigan Community School District
5.000%, 05/01/2026 - QSBLF Insured	1,000,000	1,181,400
New Jersey Transportation Trust Fund Authority
Series D
5.000%, 12/15/2023	635,000	703,783
4.000%, 06/15/2024	1,000,000	1,032,560
New York State Housing Finance Agency
Series B
3.950%, 11/01/2034 - FNMA, FHLMC Insured	500,000	513,260
Niagara, New York Frontier Transportation Authority
Series A
5.000%, 04/01/2023	250,000	282,990
Oak Creek, Wisconsin
Series A
4.000%, 06/01/2026	300,000	342,897
Ohio State Water Development Authority Revenue
Series B
2.200%, 06/01/2033 ^	350,000	351,033
Oregon State Housing & Community Services Department Revenue
Series A
4.050%, 01/01/2020	95,000	102,199
Pittsburgh & Allegheny County, Pennsylvania Sports & Exhibition Authority
Series B
0.650%, 11/01/2039 - AGM Insured ^	300,000	300,000
South Lyon, Michigan Community Schools
5.000%, 05/01/2026	360,000	439,427
Taft, California Public Financing Authority Revenue
6.050%, 01/01/2017 - NATL, IBC Insured	105,000	105,000
Tennessee Housing Development Agency Revenue
Series 1A
4.000%, 07/01/2039	315,000	333,462
Wisconsin State Health & Educational Facilities Authority
Series B
5.125%, 08/15/2030	150,000	153,621
Total Municipal Bonds
(Cost $13,919,949)		14,122,353

U.S. TREASURY SECURITIES - 17.0%
U.S. Treasury Notes
1.625%, 08/15/2022	250,000	243,559
2.000%, 08/15/2025	14,000,000	13,652,184
Total U.S. Treasury Securities
(Cost $13,918,152)		13,895,743

U.S. GOVERNMENT & AGENCY SECURITIES - 8.8%
Federal Home Loan Mortgage Association
Series 293, Class IO
4.000%, 11/15/2032 (b)	1,501,996	248,157
Series 3293, Class MP
5.500%, 03/15/2037	165,287	183,574
Federal Home Loan Mortgage Corporation
Series K-712, Class X1
1.483%, 11/25/2019 ^ (b)	1,173,153	49,721
Series K-026, Class X1
1.164%, 11/25/2022 ^ (b)	9,812,174	560,889
Series K-027, Class X1
0.951%, 01/25/2023 ^ (b)	9,838,338	451,069
Federal Home Loan Mortgage Corporation Pool
6.000%, 08/01/2022, #J05364	213,747	228,539
5.000%, 01/01/2024, #C90779	163,690	178,668
2.500%, 08/01/2032, #C91531	284,367	281,883
3.000%, 10/01/2032, #D99625	178,963	183,519
4.000%, 10/01/2040, #G06061	342,029	363,026
4.000%, 08/01/2042, #Q10153	352,847	373,605
Federal National Mortgage Association
Series 2013-M3, Class X1
4.116%, 02/25/2016 ^ (b)	77,832	1
Series 2013-M4, Class X1
4.088%, 02/25/2018 ^ (b)	305,723	17,966
Series 2012-M8, Class X1
2.240%, 12/25/2019 ^ (b)	1,226,126	55,423
Series 2012-M3, Class X1
0.433%, 01/25/2022 ^ (b)	3,262,753	51,708
Series 2012-M2, Class X
0.894%, 02/25/2022 ^ (b)	1,424,595	52,861
Series 2012-34, Class PC
5.500%, 01/25/2032	100,256	109,313
Series 2012-90, Class DA
1.500%, 03/25/2042	113,302	108,661
Federal National Mortgage Association Pool
4.066%, 07/01/2020, #465491	284,766	306,767
2.500%, 06/01/2023, #AB9602	273,237	278,376
5.170%, 06/01/2028, #468516	235,855	267,778
4.500%, 06/01/2034, #MA1976	330,806	360,002
6.500%, 12/01/2036, #888112	73,567	87,863
5.500%, 05/01/2037, #916933	84,631	95,766
4.500%, 04/01/2039, #930922	334,702	363,970
4.500%, 04/01/2041, #AH9719	237,110	256,740
4.500%, 04/01/2041, #AL0215	90,515	97,996
4.000%, 03/01/2045, AY6502	645,411	683,529

Government National Mortgage Association
Series 2008-51, Class AY
5.500%, 06/16/2023	325,152	355,535
Series 2013-144, Class UI
4.500%, 10/16/2028 (b)	1,213,431	117,381
Series 2011-27, Class B
3.000%, 09/16/2034	150,000	152,287
Series 2012-109, Class AB
1.388%, 09/16/2044	73,777	72,055
Government National Mortgage Association Pool
4.500%, 11/20/2033, #003470	172,557	187,154
Total U.S. Government & Agency Securities
(Cost $7,067,415)		7,181,782

MORTGAGE BACKED SECURITIES - 8.0%
Bank of America Commercial Mortgage Trust
Series 2007-4, Class AM
6.000%, 02/10/2051 ^	256,000	267,867
Series 2008-1, Class AM
6.467%, 02/10/2051 ^	250,000	267,134
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM
5.449%, 12/11/2040 ^	10,245	10,235
Series 2006-PW13, Class AM
5.582%, 09/11/2041 ^	102,000	104,250
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4
4.023%, 03/12/2047	500,000	526,695
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 09/12/2047	750,000	776,142
Credit Suisse Mortgage Trust
Series 2006-C1, Class AJ
5.719%, 02/15/2039 ^	214,902	214,720
CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	77,398	79,860
Greenpoint Mortgage
Series 2003-1, Class A1
2.867%, 10/25/2033 ^	352,272	348,606
GS Mortgage Securities Trust
Series 2006-GG8, Class AM
5.591%, 11/10/2039	150,000	153,069
Series 2011-GC5, Class A4
3.707%, 08/10/2044	569,000	598,038
Series 2007-GG10, Class A4
5.988%, 08/10/2045 ^	268,784	276,447
Series 2014-GC18, Class A4
4.074%, 01/10/2047	500,000	528,478
Master Asset Securitization Trust
Series 2003-4, Class 1A1
5.750%, 05/25/2033	265,416	276,637

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.306%, 04/17/2048	500,000	494,783
Series 2015-C25, Class A4
3.372%, 10/15/2048	750,000	748,672
Morgan Stanley Capital I Trust
Series 2007-T27, Class AM
5.821%, 06/11/2042 ^	150,000	157,055
Morgan Stanley Mortgage Trust
Series 35
0.819%, 05/20/2021 ^	13,948	13,993
Residential Funding Mortgage Security I
Series 2004-S3, Class A1
4.750%, 03/25/2019	105,094	105,387
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.511%, 08/15/2039 ^	78,148	78,428
UBS - Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 08/10/2049	500,000	502,509
Total Mortgage Backed Securities
(Cost $6,657,139)		6,529,005

EXCHANGE TRADED FUNDS - 2.7%	Shares
iShares Barclays 1-3 Year Credit Bond Fund	4,324	452,290
iShares Barclays CMBS Bond Fund	1,858	93,941
iShares iBoxx Investment Grade Corporate Bond Fund	12,195	1,390,352
iShares MBS Bond Fund	3,010	324,177
Total Exchange Traded Funds
(Cost $2,313,706)		2,260,760

INVESTMENT COMPANY - 0.7%
Nuveen Premier Municipal Income Fund
Total Investment Company
(Cost $577,872)	44,000	601,040

SHORT-TERM INVESTMENT - 2.5%
First American Government Obligations Fund - Class Z, 0.11% (c)
Total Short-Term Investment
(Cost $2,082,071)	2,082,071	2,082,071

Total Investments - 101.4%
(Cost $83,368,716)		82,954,094
Other Assets and Liabilities, Net - (1.4)%		(1,179,963)
Total Net Assets - 100.0%		$81,774,131

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of December 31, 2015 the market value of these investments were $7,120,376, or 8.7% of total net assets.

^	Variable rate security - The rate shown is the rate in effect as of December 31, 2015.
(b)	Interest only security.
(c)	The rate shown is the annualized seven-day effective yield as of December 31, 2015.
AGM - Assured Guaranty Corporation
AMBAC - American Municipal Bond Assurance Corporation
BAM - Build America Mutual Assurance Company
BHAC - Berkshire Hathaway Assurance Corporation
FGIC - Federal Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
IBC - Insured Bond Certficate
NATL - National Public Finance Guarantee Corporation
QSBLF - School Bond Qualification Program

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2015, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$36,281,340	$-	$36,281,340
Municipal Bonds	-	14,122,353	-	14,122,353
U.S. Treasury Securities	-	13,895,743	-	13,895,743
U.S. Government & Agency Securities	-	7,181,782	-	7,181,782
Mortgage-Backed Securities	-	6,529,005	-	6,529,005
Exchange Traded Funds	2,260,760	-	-	2,260,760
Investment Company	601,040	-	-	601,040
Short-Term Investment	2,082,071	-	-	2,082,071
Total Investments	$4,943,871	$78,010,223	$-	$82,954,094

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2015, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Disciplined Equity Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 98.3%
Consumer Discretionary - 14.6%
Amazon.com, Inc. *	3,200	$2,162,848
AutoZone, Inc. *	1,300	964,483
General Motors Co.	27,800	945,478
Home Depot, Inc.	4,900	648,025
Lowe's Companies, Inc.	4,100	311,764
McDonald's Corp.	4,000	472,560
Nike, Inc. - Class B	13,200	825,000
Omnicom Group, Inc.	7,100	537,186
Starbucks Corp.	2,700	162,081
Walt Disney Co.	7,700	809,116
		7,838,541
Consumer Staples - 6.6%
Altria Group, Inc.	12,050	701,430
Costco Wholesale Corp.	1,700	274,550
Kimberly-Clark Corp.	1,300	165,490
Kroger Co.	35,200	1,472,416
Procter & Gamble Co.	2,800	222,348
Reynolds American, Inc.	3,200	147,680
Sysco Corp.	8,000	328,000
Walgreens Boots Alliance, Inc.	2,800	238,434
		3,550,348
Energy - 8.6%
Chevron Corp.	13,400	1,205,464
Cimarex Energy Co.	7,200	643,536
EOG Resources, Inc.	17,800	1,260,062
Exxon Mobil Corp.	3,200	249,440
Halliburton Co.	3,500	119,140
Phillips 66	8,450	691,210
Pioneer Natural Resources Co.	2,100	263,298
Valero Energy Corp.	2,000	141,420
		4,573,570
Financials - 14.0%
American International Group, Inc.	20,000	1,239,400
Citigroup, Inc.	13,400	693,450
Markel Corp. *	950	839,183
MetLife, Inc.	16,600	800,286
Northern Trust Corp.	2,800	201,852
Prologis, Inc. - REIT	25,500	1,094,460
Public Storage - REIT	1,900	470,630
Travelers Companies, Inc.	12,000	1,354,320
Vornado Realty Trust - REIT	7,800	779,688
		7,473,269

Health Care - 11.0%
Alkermes plc *	2,500	198,450
AmerisourceBergen Corp.	12,900	1,337,859
Bristol-Myers Squibb Co.	3,100	213,249
C.R. Bard, Inc.	1,200	227,328
Cardinal Health, Inc.	12,773	1,140,246
Edwards Lifesciences Corp. *	1,600	126,368
Eli Lilly & Co.	1,600	134,816
Johnson & Johnson	10,800	1,109,376
Pfizer, Inc.	35,800	1,155,624
Stryker Corp.	1,300	120,822
UnitedHealth Group, Inc.	1,200	141,168
		5,905,306
Industrials - 11.5%
3M Co.	3,200	482,048
Boeing Co.	11,100	1,604,949
C.H. Robinson Worldwide, Inc.	11,300	700,826
Expeditors International of Washington, Inc.	6,600	297,660
General Electric Co.	5,000	155,750
Honeywell International, Inc.	5,900	611,063
Masco Corp.	19,900	563,170
Southwest Airlines Co.	7,200	310,032
Stanley Black & Decker, Inc.	1,400	149,422
United Parcel Service, Inc. - Class B	9,900	952,677
Waste Management, Inc.	5,900	314,883
		6,142,480
Information Technology # - 26.7%
Accenture plc - Class A	11,300	1,180,850
Alphabet, Inc. - Class A *	1,200	933,612
Alphabet, Inc. - Class C *	1,250	948,600
Apple, Inc.	26,900	2,831,494
Cisco Systems, Inc.	34,300	931,416
Citrix Systems, Inc. *	12,400	938,060
Facebook, Inc. - Class A *	16,250	1,700,725
Fiserv, Inc. *	3,650	333,829
Intel Corp.	31,793	1,095,269
MasterCard, Inc. - Class A	3,400	331,024
Microsoft Corp.	37,522	2,081,721
TE Connectivity Ltd.	2,000	129,220
Visa, Inc. - Class A	11,300	876,315
		14,312,135
Materials - 4.7%
Air Products & Chemicals, Inc.	3,200	416,352
Dow Chemical Co.	21,100	1,086,228
E.I. du Pont de Nemours and Co.	12,000	799,200
Ecolab, Inc.	1,800	205,884
		2,507,664
Utilities - 0.6%
Ameren Corp.	7,400	319,902
Total Common Stocks
(Cost $48,936,738)		52,623,215

CONTINGENT VALUE RIGHTS - 0.0%
Safeway Casa Ley * (a)	12,910	13,102
Safeway PDC, LLC * (a)	12,910	630
TOTAL RIGHTS
(Cost $0)		13,732

SHORT-TERM INVESTMENT - 0.9%
First American Government Obligations Fund - Class Z, 0.11% ^
Total Short-Term Investment
(Cost $491,464)	491,464	491,464

Total Investments - 99.2%
(Cost $49,428,202)		53,128,411
Other Assets and Liabilities, Net - 0.8%		394,094
Total Net Assets - 100.0%		$53,522,505

* Non-income producing security.
# As of December 31, 2015, the Fund had a significant portion of its assets invested in this sector. The information technology sector may be more sensitive to short product cycles, competition and aggressive pricing than the overall market.

(a) Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of December 31, 2015, the fair value of these investments was $13,732 or 0.0% of total net assets.  Information concerning the illquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis
Safeway Casa Ley	12,910	1/15	$0
Safeway PDC, LLC	12,910	1/15	$0

^ The rate shown is the annualized seven-day effective yield as of December 31, 2015.
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2015, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$52,623,215	$-	$-	$52,623,215
Contingent Value Rights	-	-	13,732	13,732
Short-Term Investment	491,464	-	-	491,464
Total Investments	$53,114,679	$-	$13,732	$53,128,411

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2015, the Fund recognized no transfers between levels.  The Fund did hold Level 3 investments during and at the end of the period, but they are deemed immaterial and do not require disclosure of valuation techniques and inputs used.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of 3/31/2015	$13,732
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 12/31/2015	$13,732
Net unrealized depreciation of Level 3 securities as of December 31, 2015	$13,732

Great Lakes Disciplined International Smaller Company Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 93.6%
Australia - 8.8%
ASX Ltd.	200	$6,153
Bank of Queensland Ltd.	3,090	31,171
Brickworks Ltd.	2,650	30,312
CIMIC Group Ltd.	1,770	31,049
Domino's Pizza Enterprises Ltd.	720	30,041
Nufarm Ltd.	5,160	31,162
Star Entertainment Group Ltd.	3,610	13,247
		173,135
Bermuda - 1.5%
BW LPG Ltd.	3,700	30,329

Canada - 7.0%
Agnico Eagle Mines Ltd.	1,140	29,964
CCL Industries, Inc. - Class B	180	29,187
Manitoba Telecom Services, Inc.	610	13,124
NOVAGOLD Resources, Inc. *	1,160	4,871
Onex Corp.	500	30,650
Toromont Industries Ltd.	1,320	30,098
		137,894
China - 1.5%
Anta Sports Products Ltd.	10,550	28,842

Denmark - 4.4%
Chr. Hansen Holding	440	27,522
Rockwool International	210	29,518
William Demant Holding *	320	30,481
		87,521
Hong Kong - 1.5%
Shanghai Industrial Holdings Ltd.	11,570	30,204

Ireland - 1.6%
James Hardie Industries plc	2,450	30,889

Japan - 20.1%
Bank of Kyoto, Ltd.	3,330	30,881
Daido Steel Co., Ltd.	7,190	28,738
IBIDEN Co., Ltd.	1,110	15,913
Iyo Bank, Ltd.	1,710	16,614
KOSE Corp.	110	10,171
Maruichi Steel Tube Ltd.	1,010	29,817
MEITEC Corp.	870	29,792
Mitsui O.S.K. Lines, Ltd.	12,090	30,494
Musashino Bank, Ltd.	850	31,000
NHK Spring Co., Ltd.	3,030	30,380
Nikkon Holdings Co., Ltd.	410	8,172

OSAKA Titanium Technologies Co., Ltd.	1,480	30,461
SBI Holdings, Inc.	2,810	30,323
Shiseido Co., Ltd.	720	14,939
TonenGeneral Sekiyu	3,280	27,690
Yamaguchi Financial Group, Inc.	2,570	30,447
		395,832
Luxembourg - 1.5%
Subsea 7 *	4,220	29,869

Mexico - 5.0%
Gruma	550	7,738
Grupo Aeroportuario del Sureste	2,070	29,326
Grupo Elektra	1,420	30,796
Promotora y Operadora de Infrastructura *	2,870	30,141
		98,001
Norway - 2.7%
Akers Biosciences, Inc.	1,640	30,246
Kongsberg Gruppen	1,470	24,025
		54,271
Philippines - 3.0%
Globe Telecom, Inc.	750	29,462
GT Capital Holdings, Inc.	1,060	29,697
		59,159
Singapore - 1.2%
Venture Corp. Ltd.	4,150	23,971

South Africa - 5.7%
Investec Ltd.	4,140	29,246
Mondi Ltd.	1,510	29,882
PSG Group Ltd.	1,690	24,432
Rand Merchant Insurance Holdings Ltd.	11,740	29,347
		112,907
Sweden - 7.5%
Indutrade AB	450	25,522
Intrum Justitia AB	890	30,285
Latour Investment AB - Class B	840	30,950
Nobia AB	2,430	30,407
Peab AB	3,960	30,323
		147,487
Switzerland - 1.8%
Banque Cantonale Vaudoise	50	31,721
Swiss Prime Site	60	4,686
		36,407
United Kingdom - 18.8%
Barratt Developments plc	3,210	29,580
Berkeley Group Holdings plc	540	29,357
Derwent London plc	550	29,748
Galliford Try plc	1,320	29,660
Great Portland Estates plc	2,410	29,374
Intertek Group plc	730	29,862
Persimmon plc	1,020	30,430
Redrow plc	4,330	30,000

Renishaw plc	1,050	28,906
Severn Trent plc	930	29,729
St. James's Place plc	970	14,377
Travis Perkins plc	1,030	29,881
WS Atkins plc	1,250	29,869
		370,773
Total Common Stocks
(Cost $1,873,718)		1,847,491

SHORT-TERM INVESTMENT - 15.3%
First American Government Obligations - Class Z, 0.11% ^
Total Short-Term Investment
(Cost $302,668)	302,668	302,668

Total Investments - 108.9%
(Cost $2,176,386)		2,150,159
Other Assets and Liabilities, Net - (8.9)%		(176,327)
Total Net Assets - 100.0%		$1,973,832

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of December 31, 2015.

At December 31, 2015, the sector diversification for the Fund was as follows:
% of
Sector	Net Assets
Financials	24.9%
Industrials	24.2%
Materials	15.3%
Consumer Discretionary	12.8%
Energy	4.4%
Information Technology	3.5%
Health Care	3.1%
Telecommunication Services	2.2%
Consumer Staples	1.7%
Utilities	1.5%
Short-Term Investment	15.3%
Other Assets and Liabilities, Net	(8.9)%
Total	100.0%

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2015, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$235,895	$1,611,596	$-	$1,847,491
Short-Term Investment	302,668	-	-	302,668
Total Investments	$538,563	$1,611,596	$-	$2,150,159

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2015, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Large Cap Value Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 97.5%
Consumer Discretionary - 3.6%
Harley-Davidson, Inc.	10,473	$475,370
Target Corp.	17,379	1,261,889
		1,737,259
Consumer Staples - 12.3%
Altria Group, Inc.	17,768	1,034,275
CVS Health Corp.	8,085	790,470
General Mills, Inc.	16,610	957,733
Mondelez International, Inc.	23,003	1,031,455
PepsiCo, Inc.	10,160	1,015,187
Philip Morris International, Inc.	13,641	1,199,180
		6,028,300
Energy - 10.9%
Chevron Corp.	7,945	714,732
ConocoPhillips	9,782	456,722
National Oilwell Varco, Inc.	29,636	992,510
Phillips 66	5,530	452,354
Royal Dutch Shell - ADR	23,750	1,087,512
Schlumberger Ltd.	14,130	985,567
Spectra Energy Corp.	27,589	660,481
		5,349,878
Financials - 22.3%
ACE Ltd.	10,523	1,229,613
American Express Co.	19,590	1,362,484
Ameriprise Financial, Inc.	8,900	947,138
Bank of America Corp.	72,306	1,216,910
Berkshire Hathaway, Inc. - Class B *	7,594	1,002,712
Citigroup, Inc.	23,588	1,220,679
MetLife, Inc.	19,964	962,464
Plum Creek Timber Co., Inc. - REIT	15,794	753,690
Prudential Financial, Inc.	14,704	1,197,053
Wells Fargo & Co.	18,362	998,158
		10,890,901
Health Care - 12.3%
Abbott Laboratories	22,536	1,012,092
AbbVie, Inc.	16,640	985,754
Aetna, Inc.	11,754	1,270,842
Amgen, Inc.	5,955	966,675
Cigna Corp.	5,282	772,915
Merck & Co., Inc.	18,793	992,646
		6,000,924

Industrials - 18.6%
3M Co.	3,200	482,048
Caterpillar, Inc.	18,087	1,229,193
Eaton Corp.	18,256	950,042
Emerson Electric Co.	15,564	744,426
General Electric Co.	49,448	1,540,305
Honeywell International, Inc.	9,847	1,019,854
Lockheed Martin Corp.	6,810	1,478,792
Norfolk Southern Corp.	8,272	699,728
Parker-Hannifin Corp.	9,899	960,005
		9,104,393
Information Technology - 11.8%
Accenture plc - Class A	9,559	998,915
Apple, Inc.	11,056	1,163,755
Intel Corp.	27,885	960,638
Microsoft Corp.	17,695	981,719
Oracle Corp.	19,838	724,682
QUALCOMM, Inc.	19,022	950,815
		5,780,524
Materials - 1.0%
Dow Chemical Co.	9,765	502,702

Utilities - 4.7%
AGL Resources, Inc.	11,550	737,006
Duke Energy Corp.	11,225	801,353
Public Service Enterprise Group, Inc.	19,064	737,586
		2,275,945
Total Common Stocks
(Cost $45,179,849)		47,670,826

SHORT-TERM INVESTMENT - 2.3%
First American Government Obligations Fund - Class Z, 0.11% ^
Total Short-Term Investment
(Cost $1,130,686)	1,130,686	1,130,686

Total Investments - 99.8%
(Cost $46,310,535)		48,801,512
Other Assets and Liabilities, Net - 0.2%		109,169
Total Net Assets - 100.0%		$48,910,681

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of December 31, 2015.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2015, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$47,670,826	$-	$-	$47,670,826
Short-Term Investment	1,130,686		-	1,130,686
Total Investments	$48,801,512	$-	$-	$48,801,512

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2015, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Small Cap Opportunity Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 93.9%
Consumer Discretionary - 22.8%
Buckle, Inc.	41,887	$1,289,282
Cabela's, Inc. *	14,675	685,763
Capella Education Co.	26,887	1,242,717
DreamWorks Animation SKG, Inc. - Class A *	109,365	2,818,336
John Wiley & Sons, Inc. - Class A	41,875	1,885,631
Live Nation Entertainment, Inc. *	103,504	2,543,093
Tupperware Brands Corp.	46,367	2,580,323
Zumiez, Inc. *	80,930	1,223,662
		14,268,807
Consumer Staples - 3.9%
Chefs' Warehouse, Inc. *	57,085	952,178
Fresh Market, Inc. *	64,164	1,502,721
		2,454,899
Energy - 3.7%
Geospace Technologies Corp. *	95,661	1,345,951
World Fuel Services Corp.	24,744	951,654
		2,297,605
Financials - 12.9%
American Equity Investment Life	54,144	1,301,080
Banco Latinoamericano de Comercio Exterior SA	76,936	1,994,951
Clifton Bancorp, Inc.	95,639	1,371,463
Horace Mann Educators Corp.	61,069	2,026,269
United Fire Group, Inc.	36,119	1,383,719
		8,077,482
Health Care - 5.6%
Bio-Rad Laboratories, Inc. - Class A *	11,607	1,609,427
Luminex Corp. *	88,151	1,885,550
		3,494,977
Industrials - 23.6%
Actuant Corp. - Class A	66,566	1,594,921
Copa Holdings - Class A	20,732	1,000,526
Graco, Inc.	14,504	1,045,303
Insteel Industries, Inc.	73,800	1,543,896
Kennametal, Inc.	78,783	1,512,634
Lindsay Corp.	25,981	1,881,024
MSC Industrial Direct Co., Inc. - Class A	40,148	2,259,128
Tetra Tech, Inc.	38,397	999,090
Thermon Group Holdings, Inc. *	78,041	1,320,454
TriMas Corp. *	84,998	1,585,213
		14,742,189

Information Technology - 19.0%
ADTRAN, Inc.	111,706	1,923,577
Diebold, Inc.	63,448	1,909,150
Littelfuse, Inc.	6,562	702,200
Plexus Corp. *	28,496	995,080
Progress Software Corp. *	69,047	1,657,128
Rackspace Hosting, Inc. *	50,286	1,273,242
ScanSource, Inc. *	27,872	898,036
SeaChange International, Inc. *	139,956	943,303
Teradata Corp. *	59,909	1,582,796
		11,884,512
Materials - 2.4%
FMC Corp.	16,717	654,136
Intrepid Potash, Inc. *	279,814	825,452
		1,479,588
Total Common Stocks
(Cost $64,841,384)		58,700,059

SHORT-TERM INVESTMENT - 5.4%
First American Government Obligations Fund - Class Z, 0.11% ^
Total Short-Term Investment
(Cost $3,343,049)	3,343,049	3,343,049

Total Investments - 99.3%
(Cost $68,184,433)		62,043,108
Other Assets and Liabilities, Net - 0.7%		442,165
Total Net Assets - 100.0%		$62,485,273

* Non-income producing security.
^ Variable rate security - The rate shown is the annualized seven-day effective yield as of December 31, 2015.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2015, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$58,700,059	$-	$-	$58,700,059
Short-Term Investment	3,343,049		-	3,343,049
Total Investments	$62,043,108	$-	$-	$62,043,108

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2015, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

	Great Lakes Bond Fund	Great Lakes Large Cap Value Fund
Cost of investments	$83,368,716	$46,310,535

Gross unrealized appreciation	760,828	4,538,588
Gross unrealized depreciation	(1,175,450)	(2,047,611)
Net unrealized appreciation/depreciation	$(414,622)	$2,490,977

	Great Lakes Disciplined Equity Fund	Great Lakes Small Cap Opportunity Fund
Cost of investments	$49,428,202	$68,184,433

Gross unrealized appreciation	5,165,307	2,235,825
Gross unrealized depreciation	(1,465,098)	(8,377,150)
Net unrealized appreciation/depreciation	$3,700,209	$(6,141,325)

Great Lakes Disciplined International Smaller Company Fund
Cost of investments	$2,176,386

Gross unrealized appreciation	4,560
Gross unrealized depreciation	(30,787)
Net unrealized depreciation	$(26,227)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s James R. Arnold
                                            James R. Arnold, President

Date  February 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
                                              James R. Arnold, President

Date  February 19, 2016

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
                                               Brian R. Wiedmeyer, Treasurer

Date  February 19, 2016

* Print the name and title of each signing officer under his or her signature.